Fair value of Financial Instruments (As Restated) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value measurements

Recurring Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its financial assets that are measured at fair value on a recurring basis (in thousands):

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of September 30, 2024	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents:(1)
Money market funds	$5,670	$5,670	$—	$—
Commercial paper	—	—	—	—
U.S. Treasuries	7,353	—	7,353	—
Total cash equivalents	13,023	5,670	7,353	—
Marketable securities:
Commercial paper	7,440	—	7,440	—
U.S. Treasuries	68,492	—	68,492	—
U.S. Government agency bonds	105,675	—	105,675	—
Corporate bonds	82,577	—	82,577	—
Total marketable securities	264,184	—	264,184	—
Total financial assets	$277,207	$5,670	$271,537	$—

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of December 31, 2023	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents:(1)
Money market funds	$155,367	$155,367	$—	$—
Commercial paper	1,996	—	1,996	—
U.S. Treasuries	4,897	—	4,897	—
Total cash equivalents	162,260	155,367	6,893	—
Marketable securities:
Commercial paper	51,497	—	51,497	—
U.S. Government agency bonds	28,398	—	28,398	—
Corporate bonds	67,007	—	67,007	—
Total marketable securities	146,902	—	146,902	—
Total financial assets	$309,162	$155,367	$153,795	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.

The following tables present the Company’s fair value hierarchy for its financial assets that are measured at fair value on a recurring basis (in thousands):

As of December 31, 2023	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents:(1)
Money market funds	$155,367	$155,367	$—	$—
Commercial paper	1,996	—	1,996	—
U.S. Treasuries	4,897	—	4,897	—
Total cash equivalents	162,260	155,367	6,893	—
Marketable securities:(2)
Commercial paper	51,498	—	51,498	—
U.S. Treasuries	—	—	—	—
U.S. Government agency bonds	28,398	—	28,398	—
Corporate bonds	67,006	—	67,006	—
Total marketable securities	146,902	—	146,902	—
Total financial assets	$309,162	$155,367	$153,795	$—

As of December 31, 2022	Total	Level 1	Level 2	Level 3
Financial assets:
Money market funds(1)	$306,097	$306,097	$—	$—
Total financial assets	$306,097	$306,097	$—	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.
(2)

Marketable securities are initially valued at their purchase price and subsequently fair valued at the end of each reporting period utilizing third party pricing services or other observable data. The pricing services utilize industry standard valuation methods, including both income and market-based approaches and observable market inputs to determine the fair value. These observable market inputs include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids, offers, current spot rates, and other industry and economic events.